SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017


July 31, 1998


EDGAR Postmaster, BDM: Postmaster

  Re:SunAmerica Income Funds
     File Nos. 33-6502; 811-4708
     Post-Effective Amendment No. 24

Ladies and Gentlemen:

     I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated July 27, 1998, no changes were made from the Prospectus and